COMMITMENTS AND LEASES	12 Months Ended
Jan. 01, 2022
Leases [Abstract]
COMMITMENTS AND LEASES
NOTE 7. COMMITMENTS AND LEASES
Supplemental cost information related to leases is shown below.

(In millions)	2021	2020	2019
Operating lease costs	$68.8	$63.1	$65.4
Lease costs related to finance leases were not material in 2021, 2020 or 2019.
Supplemental balance sheet information related to leases is shown below.

(In millions)	Balance Sheet Location	2021	2020
Assets
Operating	Other assets	$ 183.0	$ 161.3
Finance (1)	Property, plant and equipment, net	28.9	38.2
Total leased assets		$ 211.9	$ 199.5

Liabilities
Current:
Operating	Other current liabilities	$ 47.3	$ 44.3
Finance	Short-term borrowings and current portion of long-term debt and finance leases	5.5	5.6
Non-current:
Operating	Long-term retirement benefits and other liabilities	135.3	116.0
Finance	Long-term debt and finance leases	11.7	22.9
Total lease liabilities		$ 199.8	$ 188.8
(1)	Finance lease assets are net of accumulated amortization of $10.4 million and $8.3 million as of January 1, 2022 and January 2, 2021, respectively.
Supplemental cash flow information related to leases is shown below.

(In millions)	2021	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$ 54.2	$ 54.9	$ 53.1
Operating lease assets obtained in exchange for operating lease liabilities	58.0	48.4	32.6
Cash flows related to finance leases were not material in 2021, 2020 or 2019.
Weighted average remaining lease term and discount rate information related to leases as of January 1, 2022 is shown below.

	2021	2020
Weighted average remaining lease term (in years):

Operating	6.5	6.2
Finance	3.3	3.2
Weighted average discount rate (percentage):
Operating	3.0%	4.3%
Finance	2.9	2.9
Operating and finance lease liabilities by maturity date from January 1, 2022 are shown below.

(In millions)	Operating Leases	Finance Leases
2022	$51.5	$6.1
2023	40.1	5.3
2024	29.8	5.0
2025	22.9	1.7
2026	14.4	.2
2027 and thereafter	45.7	–
Total lease payments	204.4	18.3
Less: imputed interest	(21.8)	(1.1)
Present value of lease liabilities	$182.6	$17.2
As of January 1, 2022, we had no significant operating or finance leases that had not yet commenced.